UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Select Growth Fund

July 31, 2008

	Number of
	Shares	Value
Common Stock – 98.44%²
Basic Industry/Capital Goods – 2.28%
Newmont Mining	88,700	$4,254,052
Praxair	7,500	702,975
Yamana Gold	84,500	1,045,265
		6,002,292
Business Services – 15.38%
Corporate Executive Board	57,600	2,158,848
Expeditors International Washington	102,800	3,650,428
*†Global Cash Access Holdings	126,800	759,532
†Hansen Transmissions International	68,300	425,117
*MasterCard Class A	49,100	11,987,765
Paychex	89,000	2,929,880
†Research in Motion	92,500	11,360,850
Thomson Reuters	52,352	1,414,587
†Visa Class A	78,500	5,735,210
		40,422,217
Consumer Non-Durables – 5.16%
*†NetFlix	138,100	4,265,909
*NIKE Class B	26,400	1,549,152
*†Peet's Coffee & Tea	103,700	2,021,113
Staples	86,100	1,937,250
*Whole Foods Market	171,300	3,797,721
		13,571,145
Consumer Services – 14.18%
*DineEquity	527,226	12,178,920
†eBay	119,500	3,007,815
*Heartland Payment Systems	330,600	7,607,106
International Game Technology	65,600	1,424,176
*†MGM MIRAGE	152,754	4,432,921
Weight Watchers International	241,106	8,621,951
		37,272,889
Energy – 4.07%
*†Core Laboratories	49,100	6,363,851
EnCana	19,600	1,414,924
EOG Resources	17,000	1,709,010
Suncor Energy	22,400	1,220,800
		10,708,585
Financials – 12.26%
*†Affiliated Managers Group	21,500	1,857,600
Bank of New York Mellon	68,281	2,423,976
CME Group	33,900	12,208,407
†IntercontinentalExchange	124,100	12,385,180
*optionsXpress Holdings	135,500	3,361,755
		32,236,918
Health Care – 14.00%
*†Abiomed	129,200	2,290,716
Allergan	102,600	5,328,018
†Genentech	156,000	14,859,000
†Medco Health Solutions	47,200	2,340,176
UnitedHealth Group	358,400	10,063,872
†Zimmer Holdings	27,900	1,922,589
		36,804,371
Technology – 31.03%
†Apple	52,125	8,285,269
*Blackbaud	120,900	2,159,274
†Crown Castle International	134,400	5,134,080
†Google Class A	12,170	5,765,538
†Intuit	181,400	4,957,662
*†j2 Global Communications	301,200	7,219,764
QUALCOMM	268,700	14,869,857
*†SBA Communications Class A	37,400	1,417,086

Seagate Technology	623,700	9,336,789
†Sun Microsystems	175,800	1,868,754
†Teradata	332,600	7,789,492
*†VeriFone Holdings	575,300	8,606,488
*†VeriSign	127,500	4,148,850
		81,558,903
Utilities – 0.08%
*†Calpine	12,300	214,020
		214,020
Total Common Stock (cost $270,675,748)		258,791,340
	Principal
	Amount
Repurchase Agreements** – 1.08%
Bank of America 2.04%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $803,046
(collateralized by U.S. Government obligations,
4.00% 9/30/09; with market value $819,824)	$803,000	803,000

BNP Paribas 2.06%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $2,025,116
(collateralized by U.S. Government obligations,
4.00%, 7/30/09 - 9/30/09; with total market value $2,068,450)	2,025,000	2,025,000
Total Repurchase Agreements (cost $2,828,000)		2,828,000

Total Value of Securities Before Securities Lending Collateral – 99.52%
(cost $273,503,748)		261,619,340
	Number of
	Shares
Securities Lending Collateral*** – 22.93%
Investment Companies
Mellon GSL DBT II Collateral Fund	60,285,126	60,285,126
Total Securities Lending Collateral (cost $60,285,126)		60,285,126

Total Value of Securities – 122.45%
(cost $333,788,874)		321,904,466	©
Obligation to Return Securities Lending Collateral*** – (22.93%)		(60,285,126)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.48%		1,262,753
Net Assets Applicable to 11,019,722 Shares Outstanding – 100.00%		$262,882,093

†Non-income producing security.
©Includes $58,455,280 of securities loaned.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds III – Delaware Select Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At July 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$333,788,874
Aggregate unrealized appreciation	32,381,530
Aggregate unrealized depreciation	(44,265,938)
Net unrealized depreciation	$(11,884,408)

For federal income tax purposes, at April 30, 2008, capital loss carryforwards of $562,244,392 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $357,796,276 expires in 2010, $185,917,705 expires in 2011 and $18,530,411 expires in 2012.

Effective May 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs that are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of April 30, 2008:

Securities
Level 1	$320,064,762
Level 2	1,839,704
Level 3	-
Total	$321,904,466

There were no Level 3 securities at the beginning or end of the period.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At July 31, 2008, the value of securities on loan was $58,455,280, for which the Fund received collateral, comprised of non-cash collateral valued at $588,260, and cash collateral of $60,285,126. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. As of July 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Large Cap Core Fund

July 31, 2008

	Number of
	Shares	Value
Common Stock – 97.91%
Basic Materials – 2.86%
Cytec Industries	160	$8,650
Dow Chemical	570	18,986
duPont (E.I.) deNemours	370	16,210
Lubrizol	310	15,438
		59,284
Business Services – 1.27%
Republic Services	360	11,700
†Visa Class A	200	14,612
		26,312
Capital Goods – 9.28%
Boeing	220	13,444
Caterpillar	220	15,294
Fluor	120	9,762
General Electric	1,000	28,291
Goodrich	480	23,587
Honeywell International	310	15,760
Rockwell Collins	270	13,416
Roper Industries	190	11,624
†Spirit Aerosystems Holdings Class A	390	8,447
Textron	610	26,518
United Technologies	410	26,232
		192,375
Communication Services – 2.04%
Embarq	180	8,239
Verizon Communications	1,000	34,040
		42,279
Consumer Discretionary – 2.04%
Abercrombie & Fitch Class A	290	16,014
Macy's	680	12,791
Phillips-Van Heusen	380	13,452
		42,257
Consumer Services – 2.43%
Burger King Holdings	740	19,854
McDonald's	510	30,493
		50,347
Consumer Staples – 9.56%
CVS Caremark	600	21,900
†Jarden	910	21,867
PepsiCo	700	46,592
Procter & Gamble	1,000	65,481
Wal-Mart Stores	720	42,206
		198,046
Energy – 15.79%
Apache	130	14,582
Arch Coal	160	9,010
Cabot Oil & Gas	200	8,802
Chevron	310	26,214
ConocoPhillips	550	44,890
EOG Resources	90	9,048
Exxon Mobil	470	37,802

Halliburton	480	21,514
†Nabors Industries	630	22,970
†National Oilwell Varco	320	25,162
Occidental Petroleum	680	53,603
†Petrohawk Energy	170	5,664
Schlumberger	280	28,448
St. Mary Land & Exploration	460	19,578
		327,287
Financials – 11.13%
AFLAC	300	16,683
American International Group	860	22,403
Bank of America	1,210	39,810
Berkley (W.R.)	610	14,408
*Blackstone Group	460	8,542
*Capital One Financial	440	18,418
Citigroup	620	11,588
JPMorgan Chase	900	36,567
Morgan Stanley	480	18,950
*Prudential Financial	360	24,829
U.S. Bancorp	600	18,366
		230,564
Health Care – 13.70%
†Amgen	430	26,931
†Express Scripts Class A	320	22,573
†Genentech	170	16,193
†Gen-Probe	250	13,330
†Gilead Sciences	580	31,308
*†Hologic	660	12,190
Johnson & Johnson	920	62,992
Medtronic	530	28,000
Merck	840	27,636
UnitedHealth Group	640	17,971
Wyeth	610	24,717
		283,841
Media – 2.54%
Comcast Class A	750	15,465
Disney (Walt)	810	24,583
†Viacom Class B	450	12,569
		52,617
Real Estate – 0.54%
*Simon Property Group	120	11,116
		11,116
Technology – 20.69%
Accenture Class A	520	21,715
†Apple	230	36,559
Applied Materials	930	16,108
†Cisco Systems	1,470	32,325
Corning	910	18,209
†EMC	1,700	25,517
†Google Class A	60	28,425
Hewlett-Packard	650	29,120
Intel	1,190	26,406
International Business Machines	340	43,512
†McAfee	330	10,808
†MetroPCS Communications	820	13,637
Microsoft	1,820	46,809
†Oracle	1,090	23,468
QUALCOMM	590	32,651
†Symantec	540	11,378
Texas Instruments	500	12,190
		428,837

Transportation – 1.56%
Norfolk Southern	450	32,364
		32,364
Utilities – 2.48%
Exelon	310	24,372
Sempra Energy	480	26,957
		51,329
Total Common Stock (cost $2,037,330)		2,028,855

	Principal
	Amount
Repurchase Agreements** – 2.60%
Bank of America 2.04%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $15,301
(collateralized by U.S. Government obligations,
4.00% 9/30/09; with market value $15,654)	$15,300	15,300

BNP Paribas 2.06%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $38,702
(collateralized by U.S. Government obligations,
4.00%; 7/30/09 - 9/30/09; with market value $39,497)	38,700	38,700
Total Repurchase Agreements (cost $54,000)		54,000

Total Value of Securities Before Securities Lending Collateral – 100.51%
(cost $2,091,330)		2,082,855

	Number of
	Shares
Securities Lending Collateral*** - 3.79%
Investment Companies
Mellon GSL DBT II Collateral Fund	78,620	78,620
Total Securities Lending Collateral (cost $78,620)		78,620

Total Value of Securities – 104.30%
(cost $2,169,950)		2,161,475 ©
Obligation to Return Securities Lending Collateral*** - (3.79%)		(78,620)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.51%)		(10,609)
Net Assets Applicable to 250,738 Shares Outstanding – 100.00%		$2,072,246

†Non income producing security.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $75,496 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds III – Delaware Large Cap Core Fund (Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Security and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,170,105
Aggregate unrealized appreciation	201,833
Aggregate unrealized depreciation	(210,463)
Net unrealized depreciation	$(8,630)

Effective May 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entities own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs that are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of July 31, 2008:

Securities
Level 1	$2,161,475
Level 2	-
Level 3	-
Total	$2,161,475

There were no Level 3 securities at the beginning or end of the period.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon. (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2008, the value of securities on loan was $75,496, for which cash collateral was received and invested in accordance with the lending agreement. Such investments are presented on the schedule of investments under the caption “Security Lending Collateral.”

4. Credit and Market Risk
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of July 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: